Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets

Note 7. Intangible Assets

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$11,697	$(3,792)	$7,905	4.0 years
Developed technology	24,607	(10,601)	14,006	4.0 years
Software	9,272	(4,623)	4,649	2.5 years
Brand and domain names and other intangibles	9,450	(1,278)	8,172	7.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$55,329	$(20,294)	$35,035

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$15,600	$(6,304)	$9,296	4.0 years
Developed technology	25,821	(12,133)	13,688	4.0 years
Software	18,208	(7,737)	10,471	5.0 years
Brand and domain names and other intangibles	9,867	(2,418)	7,449	6.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$69,799	$(28,592)	$41,207

The major additions, other than acquisitions through business combination, relate to a new customer platform.

Amortization expense was $4,444, $6,501 and $11,250 in financial years 2010, 2011, and 2012, respectively.

As of December 31, 2011 and 2012, intangible assets with a carrying value of $16,903 and $17,928, respectively have been pledged as collateral to secure the long term debt (Note 12).

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2012, is estimated as follows:

2013	$12,036
2014	10,727
2015	8,192
2016	5,624
2017	2,492
Thereafter	1,833

Total	$40,904

During the financial year 2012, the Company recorded an impairment loss on software of $71 as a result of a restructuring (Note 18).